AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 28,
2000

SECURITIES ACT FILE NO. 333-

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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549

___________________

FORM N-14
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933  [X]

PRE-EFFECTIVE AMENDMENT NO.  [_]

POST-EFFECTIVE AMENDMENT NO.  [_]

SMITH BARNEY MUNI FUNDS
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

388 Greenwich Street, New York, New York 10013
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

(212) 816-6474
(REGISTRANT'S AREA CODE AND TELEPHONE NUMBER)

CHRISTINA T. SYDOR, ESQ.
Smith Barney Muni Funds
388 Greenwich Street,
New York, New York 10013
(NAME AND ADDRESS OF AGENT FOR SERVICE)

WITH COPIES TO:

BURTON M. LEIBERT, ESQ.                        W. BRUCE McCONNEL,
ESQ.
               Willkie Farr & Gallagher
Drinker Biddle & Reath
    787 Seventh Avenue
One Logan Square
New York, NY  10019-6099 		           18th and
Cherry Streets
					          Philadelphia ,
Pennsylvania 19103-6997

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Registrant proposes that the
Registration Statement become effective on March 29, 2000 pursuant to Rule
488 under the Securities Act of 1933, as amended.

TITLE OF SECURITIES BEING REGISTERED:
Shares of Beneficial Interest ($.001 par value) of the National
Portfolio, a
Series of the Registrant

___________________

The Registrant has registered an indefinite amount of securities under the
Securities Act of 1933 pursuant to Section 24(f) under the Investment Company
Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

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PART A

INFORMATION REQUIRED IN THE PROXY STATEMENT/PROSPECTUS

  SHEPMYERS INVESTMENT COMPANY
R.D. 1, Route 194 South
Hanover, Pennsylvania 17331

March 29, 2000

Dear Shareholders:
You are cordially invited to attend the Special
Meeting of Shareholders of Shepmyers Investment
Company ("Shepmyers" or the "Fund") which will be held on April 12, 2000 at 11:00 a.m., at The Altland House,
Route 30, Center Square, Abbottstown, Pennsylvania,
17331.
You are being asked to vote on an Agreement and Plan of Reorganization (the "Reorganization") whereby all or substantially all of the assets of Shepmyers would be transferred in a tax-free reorganization to the National Portfolio (the "National Portfolio," the
"Portfolio" and collectively with Shepmyers, the "Funds"), an open-end diversified series of Smith
Barney Muni Funds ("Muni Funds"), in exchange for
Class A shares of beneficial interest of the National
Portfolio. If the Reorganization is approved and consummated, you would no longer be a shareholder of Shepmyers, but would become a shareholder of the National Portfolio. The National Portfolio is managed by SSB Citi Fund Management LLC ("SSB Citi") and has similar investment objectives and policies to your Fund (except as described in this Proxy
Statement/Prospectus).  Unlike your Fund, the National
Portfolio provides its shareholders with the opportunity to purchase, redeem and exchange shares at net asset value on any business day subject only to the various limitations set forth in its Prospectus
(and in certain instances to the payment of a sales charge). No sales charges will be assessed on the issuance of National Portfolio shares in the Reorganization.
     After careful review, the members of Shepmyers'
Board have unanimously approved the proposed
Reorganization to be considered at the Special
Meeting. The Shepmyers Board believes that the proposal set forth in the attached Notice of the Special Meeting is important and recommends that you read the enclosed materials carefully and vote for the proposal.
     Your vote is important. Please take a moment now to sign and return your proxy card in the enclosed postage-paid return envelope. For more information, please call (717) 637-8931 and ask for Mrs. Kuhn.

Respectfully,


/s/_Paul E. Spears

Paul E. Spears
      Chairman of the
Board and President
      Shepmyers
Investment Company

WE URGE YOU TO SIGN AND RETURN YOUR PROXY CARD IN THE
ENCLOSED POSTAGE-PAID RETURN ENVELOPE TO ENSURE A
QUORUM AT THE MEETING. YOUR VOTE IS IMPORTANT
REGARDLESS OF THE NUMBER OF SHARES YOU OWN.
SHEPMYERS INVESTMENT COMPANY

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                  To Be Held
on April 12, 2000
            A Special Meeting of Shareholders (the
"Special Meeting") of Shepmyers Investment Company
(the "Fund") will be held at The Altland House, Route
30, Center Square, Abbottstown, Pennsylvania, on April
12, 2000 at 11:00 a.m. Eastern time, for the following purposes:
1. To consider and act upon a proposal
(the "Proposal") to approve an Agreement and Plan of Reorganization (the "Reorganization
Agreement") between the Fund and the National
Portfolio of Smith Barney Muni Funds ("National
Portfolio") pursuant to which the Fund shall transfer all or substantially all of its assets and all of its stated liabilities, in exchange for issued and outstanding Class A voting shares of the National Portfolio (the "Shares") and the Fund shall liquidate and distribute pro rata to its shareholders the Shares, terminate as a closed-end management investment company under the Investment Company Act of 1940, as amended, and then dissolve as a corporation under Pennsylvania law; and
2. To transact such other business as may properly come before the meeting or any adjournment(s) thereof. The appointed proxies will vote in their discretion on any other business as may properly come before the Special
Meeting or any adjournments thereof.
 Only holders of record of shares of the Fund at the close of business on February 25, 2000, are entitled to vote at the Special Meeting and at any adjournments thereof. The proposed Reorganization and related matters are described in the attached Combined
Proxy Statement / Prospectus. Attached as Appendix A to the Combined Proxy Statement / Prospectus is a copy of the Reorganization Agreement.
Your Directors Unanimously Recommend That You Vote In
Favor Of The Proposal.
In the event that the necessary vote required to approve the Proposal is not obtained at the Special
Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitation of proxies. If the Special Meeting cannot be organized because a quorum has not attended, the persons named as proxies may propose to adjourn the meeting for at least fifteen days. Those shareholders who attend the adjourned meeting, although less than a quorum, will nevertheless constitute a quorum for acting upon the Proposal.
Notice of the adjourned meeting will not be given, except by announcement at the special meeting on April
12, 2000, unless a new record date is fixed for the adjourned meeting. Any adjournment will require the affirmative vote of the holders of a majority of the Fund's shares present in person or by proxy at the Special Meeting. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the Proposal and will vote against any such adjournment those proxies to be voted against the Proposal. For more information, please call (717) 637 - 8931 and ask for Mrs. Kuhn. Proxies may be revoked at any time before they are exercised by submitting to the Fund a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person.


/s/
W. Bruce McConnel
__________________
___________________

W. Bruce McConnel

Secretary

March 29, 2000




----------------
IMPORTANT--WE URGE YOU TO SIGN AND DATE THE ENCLOSED
PROXY CARD AND RETURN IT IN THE ENCLOSED ADDRESSED
ENVELOPE WHICH REQUIRES NO POSTAGE AND IS INTENDED FOR
YOUR CONVENIENCE. YOUR PROMPT RETURN OF THE ENCLOSED
PROXY CARD MAY SAVE THE NECESSITY AND EXPENSE OF
FURTHER SOLICITATIONS TO ENSURE A QUORUM AT THE
SPECIAL MEETING. IF YOU CAN ATTEND THE SPECIAL MEETING
AND WISH TO VOTE YOUR SHARES IN PERSON AT THAT TIME,
YOU WILL BE ABLE TO DO SO.




SHEPMYERS INVESTMENT COMPANY

IMPORTANT NEWS

FOR SHEPMYERS'  SHAREHOLDERS
While we encourage you to read the full text of
the enclosed Proxy Statement/Prospectus, here's a
brief overview of some matters affecting your Fund
that will be the subject of a shareholder vote.
Q & A: QUESTIONS AND ANSWERS
Q:	     WHAT IS HAPPENING?
A: 	You are being asked to vote on an Agreement and
Plan of Reorganization whereby all or
substantially all of the assets of Shepmyers
Investment Company, a closed-end diversified
management investment company ("Shepmyers" or
the "Fund"), would be transferred in a tax-free
reorganization to the National Portfolio (the
"National Portfolio," the "Portfolio" and
collectively with Shepmyers, the "Funds"), an
open-end diversified series of Smith Barney Muni
Funds ("Muni Funds"), in exchange for Class A
shares of beneficial interest of the National
Portfolio. If the Agreement and Plan of
Reorganization is approved and consummated, you
would no longer be a shareholder of Shepmyers,
but would become a shareholder of the National
Portfolio, which has similar investment
objectives and policies to your Fund, except as
described in this Proxy Statement/Prospectus.
Q:	WHAT ARE THE BENEFITS OF THE PROPOSED
REORGANIZATION?
A: 	The Board of Directors of Shepmyers' believes
that you may benefit from the proposed
Reorganization.  The National Portfolio is an
open-end fund providing its shareholders with
the opportunity to purchase, redeem and exchange
their shares at net asset value per share on any
business day (subject only to the various
limitations set forth in its prospectus and in
certain instances to the payment of a sales
charge).  In contrast, there is no secondary
market for shares of Shepmyers' and the shares
are not liquid.  Nor are Shepmyers' shares
offered for public sale.  As of March 31, 1999
the National Portfolio's net expense ratio is
0.66% which is lower than Shepmyers' net expense
ratio of 0.83% as of December 31, 1999. The
proposed Reorganization provides Shepmyers'
shareholders the investment management expertise
of SSB Citi Fund Management LLC ("SSB Citi"), an
affiliate of Salomon Smith Barney, Inc.
("Salomon Smith Barney").
Q:	WHO IS SSB Citi?
A: 	Unlike your Fund, which is managed by The
Rittenhouse Trust Company ("RTC"), SSB Citi
manages the National Portfolio. SSB Citi is a
subsidiary of Citigroup Inc. As of December 31,
1999, SSB Citi Asset Management Group, which is
comprised of Citigroup Inc.'s primary asset
management business platforms, had assets under
management of approximately $351 billion. SSB
Citi Asset Management Group has a product
balance among equities, fixed income and
liquidity products. SSB Citi Asset Management
Group has investment centers in the United
States, Europe, Japan, Latin America, Asia
Pacific and Australia and has global research
centers in New York, London, Tokyo, Singapore
and Melbourne.  Citigroup Inc.'s businesses
provide a broad range of financial services
including asset management, banking and consumer
finance, credit and charge cards, insurance,
investments, investment banking and trading--and
use diverse channels to make them available to
consumer and corporate customers around the
world.
Q:	HOW DO THE BOARD MEMBERS OF SHEPMYERS RECOMMEND
THAT I VOTE?
A: 	After careful consideration, the Board of
Directors of  Shepmyers, including all members
who are disinterested directors, recommend that
you vote FOR the proposed reorganization on the
enclosed proxy card.
Q:	WHOM DO I CALL FOR MORE INFORMATION?
A:	Please call Mrs. Kuhn at (717) 637-8931.

TABLE  OF CONTENTS

Approval of Agreement and Plan of Reorganization	11
Synopsis	11
Special Fund Operating Expenses	17
Principal Risk Factors	19
The Proposed Transaction	24
Additional Information	34
Appendix A	A-1

ADDITIONAL MATERIALS
The following additional materials, which have been incorporated by reference into the Statement of Additional Information dated March 29, 2000 relating to this Combined Proxy Statement/Prospectus and the Reorganization, will be sent to all shareholders of Shepmyers Investment Company requesting a copy of such Statement of Additional Information.
The Statement of Additional Information for the
National Portfolio of Smith Barney Muni Funds is dated July 29, 1999.
PROXY STATEMENT/PROSPECTUS
March 29, 2000

RELATING TO THE REORGANIZATION OF
SHEPMYERS INVESTMENT COMPANY ("SHEPMYERS"),
Post Office Box 339
Hanover, Pennsylvania 17331
(717) 637-8931
						INTO
THE NATIONAL PORTFOLIO ("NATIONAL PORTFOLIO"),
A SERIES OF SMITH BARNEY MUNI FUNDS ("MUNI FUNDS"),
388 Greenwich Street
New York, New York 10013
(212) 816-6474



General
This Proxy Statement/Prospectus is furnished to
shareholders of Shepmyers in connection with
Shepmyers' Special Meeting of Shareholders on April
12, 2000. At the Special Meeting, the proposal (the
"Proposal") to be considered is a proposed
reorganization in which all or substantially all of
the assets of Shepmyers would be acquired by the
National Portfolio, in exchange solely for Class A
voting shares of beneficial interest (the "Shares" or
"Class A shares") of the National Portfolio and the
assumption by the National Portfolio of the stated
liabilities of Shepmyers (collectively, the
"Reorganization"). Shares of the National Portfolio
thereby received would then be distributed to the
shareholders of Shepmyers in complete liquidation of
Shepmyers. As a result of the Reorganization, each
shareholder of Shepmyers would receive that number of
full and fractional Shares of the National Portfolio
having an aggregate net asset value computed as of the
close of business day preceding the closing of the
Reorganization (the "Valuation Date") equal to the
aggregate net asset value of such shareholder's shares
of Shepmyers held as of the Valuation Date.
Shareholders of Shepmyers are being asked to vote on
an Agreement and Plan of Reorganization pursuant to
which such transactions would be consummated.
This Proxy Statement/Prospectus, which should be
retained for future reference, sets forth concisely
the information about the National Portfolio that a
prospective investor should know before investing.
For a more detailed discussion of the investment
objectives, policies, restrictions and risks of the
National Portfolio, see the Prospectus for the
National Portfolio, dated July 29, 1999, as
supplemented from time to time, which is included
herewith and incorporated herein by reference. This
Proxy Statement/Prospectus is also accompanied by the
National Portfolio's Annual Report to shareholders for
the year ended March 31, 1999 and the National
Portfolio's Semiannual Report to shareholders for the
period ended September 30, 1999.
----------------
The Securities and Exchange Commission has not approved or disapproved these securities nor passed upon the accuracy or adequacy of this Proxy
Statement/Prospectus. Any representation to the contrary is a criminal offense.
No person has been authorized to give any information or to make any representations other than those contained in this combined Proxy Statement/
Prospectus and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the funds. The Statement of Additional Information dated March 29, 2000 has been filed with the Securities and Exchange Commission
(the "SEC" or the "Commission") and is incorporated by reference into this Proxy Statement/Prospectus.
Shepmyers' Annual Report for the year ended December
31, 1999 is available upon request and without charge by writing to or calling Shepmyers at the address or phone number listed above. Shareholder inquiries regarding Shepmyers or the National Portfolio may also be made by calling the phone number listed above. The information contained herein concerning Shepmyers has been provided by, and is included herein in reliance upon, Shepmyers. The information contained herein concerning the National Portfolio has been provided by, and is included herein in reliance upon, the National Portfolio.
The National Portfolio is a diversified series of Muni Funds, an open-end management investment company organized as a Massachusetts business trust.
Shepmyers is a diversified closed-end management investment company organized as a Pennsylvania corporation. The principal investment objective of the National Portfolio is to pay its shareholders as high a level of income exempt from Federal income taxes as is consistent with prudent investing. The principal investment objective of Shepmyers is to seek as high a level of income and capital gains, net of federal income tax, as is consistent with the preservation of capital.
In the descriptions of the Proposal below, the word "fund" is sometimes used to mean investment companies or series thereof in general, and not the National Portfolio or Shepmyers whose Proxy Statement this is. In addition, in this Proxy
Statement/Prospectus, for simplicity, actions are described as being taken by the National Portfolio, although the actions are actually taken by Muni Funds on behalf of the National Portfolio.
This Proxy Statement/Prospectus, the Notice of
Special Meeting and the proxy card are first being mailed to shareholders on or about March 29, 2000 or as soon as practicable thereafter. Any Shepmyers shareholder giving a proxy has the power to revoke it by mail (addressed to the Secretary at the principal executive office of Shepmyers at the address for Shepmyers shown at the beginning of this Proxy
Statement/Prospectus) or in person at the Special
Meeting, by executing a superseding proxy or by attending the Special Meeting and voting in person.
All properly executed proxies received in time for the Special Meeting will be voted as specified in the proxy or, if no specification is made, in favor of the Proposal.
The presence at the Special Meeting, in person or by proxy, of the holders of a majority of the shares of Shepmyers entitled to be cast shall be necessary and sufficient to constitute a quorum for the transaction of business. If the Special Meeting cannot be organized because a quorum has not attended, the persons named as proxies may propose to adjourn the meeting for at least fifteen days. Those shareholders who attend the adjourned meeting, although less than a quorum, will nevertheless constitute a quorum for acting upon the Proposal.
Notice of the adjourned meeting will not be given, except by announcement at the meeting on April 12, 2000, unless a new record date is fixed for the adjourned meeting. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of Shepmyers' shares present in person or by proxy at the Special Meeting. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the Proposal and will vote against any such adjournment those proxies to be voted against the Proposal.


Abstentions and broker non-votes are not counted as votes cast. Broker non-votes are proxies received by Shepmyers from brokers or nominees when the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter. Only votes cast FOR or AGAINST the Proposal will be counted to determine whether the Proposal has been approved.
The approval of the Agreement and Plan of Reorganization requires the affirmative vote of a majority of the votes cast by Shepmyers' shares at a meeting at which a quorum is present.
Holders of record of the shares of Shepmyers at the close of business on February 25, 2000 (the
"Record Date"), will be entitled to one vote per share on all business of the Special Meeting. As of February
25, 2000 there were 768,238 shares of Shepmyers outstanding.
To the best of Muni Funds' knowledge, as of February 4, 2000 no person owned beneficially more than 5% of the National Portfolio's outstanding shares.
PRINCIPAL SHAREHOLDERS

	The following table sets forth information concerning persons known by the Company to own beneficially more than 5% of its Shares on December
31, 1999:

Amount and Nature of
Beneficial Ownership


Name and Address
Sole Voting or
Investment Power
Shared Voting or
Investment Power
Percent of
Class
CoreStates
(Hamilton) Bank

46,456(1)(a)

186,580(1)(a,b)

30.3%
12 East Market
Street



York, PA  17404







First National
Trust Co.
46,456(2)

6.0%
1 F.N.B. Blvd.



Hermitage, PA
16148







Paul E. and



Josephine F. Spears

118,152(5)
15.4%
106 Oak Street



Hanover, PA  17331







Charlotte S. DeVan

     130,185(1)(a),(3)
17.0%
213 Eichelberger
St.



Hanover, PA  17331







Lawrence S. DeVan
7,500
87,911(3)
12.4%
200 Round Hill Road



Greenwich, CT
06831







Robert P. Myers
112,311(4)

14.6%
P.O. Box 389



Belgrade, MT  59714







PNC Bank


40,806(3)

5.3%
1600 Market Street,
6th fl.



Philadelphia, PA
19103








(1)(a)	CoreStates (Hamilton) Bank serves as
Trustee U/A dated 2/6/40 executed by H.D.
Sheppard for the benefit of Charlotte S.
DeVan with respect to 46,456 Shares; and CoreStates (Hamilton) Bank serves as
Trustee with Charlotte S. DeVan UDT
Lawrence B. Sheppard dated 4/21/59 with
respect to 100,000 Shares.  CoreStates
(Hamilton) Bank has shared voting and
investment power with Charlotte S. DeVan with regard to the 100,000 Shares.

(1)(b)	Jean MacInnes shares voting and investment
power with CoreStates (Hamilton) Bank,
Successor Trustee to Edna Powl Myers for
Robert Clinton Myers, 2nd et al U/A dated
5/5/63 with respect to 83,660 Shares; and Lawrence S. DeVan has shared voting and investment power over 2,920 shares with CoreStates(Hamilton) Bank.

(2) First National Trust Co. (successor to the trust business of First National Bank of Pennsylvania) is the successor trustee to S.E. Bank N.A. U/A dated 2/6/40 executed by H.D. Sheppard for the benefit of Alma
S. Tolhurst. First National Trust Co. has sole voting and investment power over all 46,456 Shares.

(3) Lawrence S. DeVan has shared investment power over 14,000 and 30,185 of these Shares with his father W. Todd DeVan and his mother Charlotte S. DeVan, respectively, has shared voting and investment power over 2,920 of these Shares with CoreStates (Hamilton) Bank and has shared voting and investment power over 40,806 of these Shares with PNC Bank.

(4) Robert P. Myers has voting and investment power over 13, 374 Shares; and has voting and investment power over 98,937 Shares as Executor of the estate of Henrietta Myers
Miller.

(5) Paul E. Spears and Josephine F. Spears share voting and investment power as Tenants By Entirety over all 118,152
Shares.

Based on the value of Shepmyers as of
February 4, 2000 and the value of the
National Portfolio as of February 4, 2000 none of the persons listed in the above chart will own more than 1% of the outstanding shares of the National
Portfolio upon consummation of the
proposed transaction.
As stated in the Notice of Special Meeting of Shareholders attached hereto, only holders of Common
Stock on the Record Date will be entitled to notice of and to vote at the Special Meeting or any adjournment thereof. The stock transfer book will not be closed.
As of the Record Date, no Trustee of Muni Funds held shares of the National Portfolio. As of December
31, 1999, the Directors and Officers of Shepmyers' as a group beneficially owned 45.13% of the outstanding shares of Shepmyers.
 Shepmyers and the National Portfolio provide periodic reports to their respective shareholders which highlight relevant information, including investment results and a review of portfolio changes.
You may receive an additional copy of the most recent annual report for Shepmyers or the National Portfolio and a copy of any more recent semi-annual report, without charge, by calling Shepmyers at (717) 637 -
8931 (ask for Mrs. Kuhn) or the National Portfolio at
(800) 451-2010 or writing to Shepmyers or the National
Portfolio, c/o Smith Barney Muni Funds, at the addresses shown at the beginning of this Proxy
Statement/Prospectus for their respective reports.
Shares of the Funds are subject to investment risks including the possible loss of principal, are not bank deposits and are not endorsed by, insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance
Corporation, the Federal Reserve Board, The
Rittenhouse Trust Company or any of its affiliates or any other governmental agency or bank.
 APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION
The Board of Directors/Trustees of each of Shepmyers and Muni Funds, including all of the Directors/Trustees who are not "interested persons"
(as defined in the Investment Company Act of 1940, as amended (the "1940 Act") of Shepmyers or Muni Funds
(the "Non-Interested Directors/Trustees" or "Non-
Interested Board Members"), approved on January 21,
2000 and December 17, 1999, respectively, an Agreement and Plan of Reorganization (the "Plan") between Muni
Funds and Shepmyers. The Plan provides for (a) the transfer of all or substantially all of the assets of Shepmyers to the National Portfolio, an open-end diversified series of Muni Funds, in exchange for the Shares of the National Portfolio and the assumption by the National Portfolio of all of Shepmyers' stated liabilities; (b) the distribution of such National
Portfolio shares to the shareholders of Shepmyers in complete liquidation of Shepmyers; (c) the termination of Shepmyers as a diversified closed-end management investment company; and (d) the dissolution of Shepmyers as a corporation under Pennsylvania law
(collectively, the "Reorganization"). As a result of the Reorganization, each shareholder of Shepmyers will become a shareholder of the National Portfolio and will hold, immediately after the closing of the Reorganization (the "Closing"), that number of full and fractional Shares of the National Portfolio having an aggregate net asset value computed as of the Valuation Date equal to the aggregate net asset value of such shareholder's shares of Shepmyers as of the Valuation Date. The Closing is expected to occur on April 14, 2000, or on such later date as the parties may agree in writing (the "Closing Date").
SYNOPSIS
The following is a summary of certain
information contained in this Proxy
Statement/Prospectus. This summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement/Prospectus, the Prospectus of the National Portfolio and the Plan the form of which is attached to this Proxy
Statement/Prospectus as Exhibit A. Shepmyers shareholders should read this entire Proxy
Statement/Prospectus carefully.

Introduction
The Rittenhouse Trust Company ("RTC") located at
Three Radnor Corporate Center, Suite 450, Radnor,
Pennsylvania is the investment advisor for Shepmyers.
SSB Citi, located at 388 Greenwich Street, New York,
New York, 10013, is the investment adviser for the National Portfolio. If the Plan is consummated,
Shepmyers shareholders will become shareholders of the National Portfolio and, therefore, may benefit from the open-end nature of the National Portfolio. In addition, if the Plan is consummated, Shepmyers shareholders may benefit from access to the investment management expertise of SSB Citi and will be able to enjoy certain shareholder privileges not currently available, such as the ability to purchase, redeem and exchange shares at net asset value on any business day
(subject only to the various limitations set forth in the National Portfolio's prospectus and in certain instances to the payment of a sales charge), access to Salomon Smith Barney's professional service representatives and automatic cash withdrawal.
Shepmyers shareholders, as shareholders of the National Portfolio, could possibly earn more annual income and greater total return and bear lower fees and expenses as compared with Shepmyers. See
"Capitalization and Performance" and "Special Fund
Operating Expenses," respectively. The National
Portfolio declares dividends daily and pays dividends monthly. Shepmyers declares and pays dividends quarterly. See "Dividends and Other Distributions."
It is a condition of the Reorganization that each Fund receive an opinion of independent legal counsel that the Reorganization will be tax-free. This means that shareholders will not realize any capital gain or loss as a direct result of the Reorganization.

Proposed Transaction assets and stated liabilities of
Shepmyers will be equal to the net asset value of
Shepmyers as of the
The aggregate net asset value of the Shares of
the National Portfolio issued in exchange for the
Valuation Date. Immediately following the transfer of
Shares to Shepmyers, the Shares will be distributed
pro rata to the shareholders of record of Shepmyers on
the Closing Date and the shares of Shepmyers will be
cancelled.
For the reasons described below under "Reasons
for the Proposed Transaction," the Board recommends
approval of the Plan.  If the Plan is not approved,
Shepmyers will continue in existence pending further
consideration by the Board.
Comparison of Investment Objectives and Policies
The investment objectives and policies of the
Funds are generally similar. Both  the National
Portfolio and Shepmyers are diversified investment
companies which means that, with respect to 75% of
their total assets, not more than 5% may be invested
in the securities of one issuer (except U.S.
government securities) and not more than 10% of the
outstanding voting securities of any one issuer may be
owned.  Both the National Portfolio and Shepmyers
intend to conduct their operations to qualify as a
"regulated investment company" for purposes of the
Internal Revenue Code. Qualification will relieve them
of any liability for Federal income tax to the extent
their respective earnings are distributed to
shareholders. To so qualify, among other requirements,
the funds will limit their investments so that, at the
close of each quarter of the taxable year, (a) not
more than 25% of the market value of their total
assets respectively will be invested in the securities
of a single issuer and (b) with respect to 50% of the
market value of its total assets, not more than 5% of
the funds  will be invested in the securities of a
single issuer and they will not own more than 10% of
the outstanding voting securities of a single issuer.
            The National Portfolio, under normal
market conditions, will seek to invest not less than
80% and up to 100% of its assets in municipal
obligations, the interest on which is exempt from
Federal income taxes (other than the Federal
alternative minimum tax ("AMT").  While the relative
proportions of the types of Shepmyers' portfolio
securities will vary from time to time, not less than
50% of the portfolio will be invested in obligations
issued by states, territories and possessions of the
United States and the District of Columbia, and their
political subdivisions, duly constituted authorities
and corporations, the interest on which is exempt from
Federal income tax in the opinion of bond counsel to
the issuers.  Shepmyers investment practice has been
to invest substantially all of its assets in  such
municipal obligations.  Whereas all municipal bonds
purchased by the National Portfolio must, at the time
of purchase, be investment-grade municipal securities
and at least two-thirds of the National Portfolio's
municipal bonds must be rated within the three highest
ratings categories by a nationally recognized
statistical rating organization ("NRSRO"), Shepmyers
has no similar stated policies. However, Shepmyers'
practice has been to invest substantially all of its
assets in municipal obligations described above such
that its average bond rating by an NRSRO is
investment-grade.  Also, Shepmyers historically has
invested in municipal bonds with a shorter average
maturity than those of the National Portfolio.  At
December 31, 1999, Shepmyers' portfolio had an average
maturity of 7.69 years, whereas the portfolio of the
National Portfolio had an average maturity of 20.8
years as of the same date. The National Portfolio may
invest up to 15% of its net assets in illiquid
securities; Shepmyers is not subject to such
limitation.  However in actual practice, Shepmyers
does not invest in illiquid securities.  Despite the
absence of stated policies with respect to these and
other investment practices discussed in this Proxy
Statement/Prospectus, the actual investment practices
of Shepmyers and the National Portfolio are generally
substantially similar, except as described in the
section entitled "Principal Risk Factors."
The National Portfolio and Shepmyers have
substantially similar fundamental policies with
respect to issuing senior securities, engaging in
industry concentration, making loans, underwriting
securities, and purchasing or selling commodities or
commodity contracts.  However, the National Portfolio
and Shepmyers have different fundamental policies with
respect to  borrowing and investing in real estate.
The National Portfolio may not borrow money, except
from banks for temporary or emergency purposes and by
entering into reverse repurchase agreements, forward
roll transactions and other similar strategies
limited so that no more than 33 1/3% of its total
assets is derived from such transactions. Shepmyers
may not borrow money except for temporary or emergency
purposes and then only in an amount not exceeding 10%
of its total assets.  Neither the National Portfolio
nor Shepmyers may purchase or sell real estate.  The
National Portfolio may invest in securities of issuers
engaged in the real estate business or the business of
investing in real estate and securities which are
secured by real estate or interests therein, may hold
or sell real estate received in connection with
securities it holds or may trade in futures contracts
and options in futures contracts.  Shepmyers'
fundamental restriction against investing in real
estate does not prevent its investment in municipal
bonds secured by real estate or interests therein.
Investment restrictions of each Fund which are
fundamental policies may not be changed without the
approval of the applicable Fund's shareholders.
Comparison of Closed-End and Open-End Investment
Companies
Generally, closed-end funds, such as Shepmyers,
neither redeem their outstanding stock nor engage in
the continuous public sale of new securities.
Therefore, a closed-end fund operates with a
relatively fixed capitalization.  Shareholders who
wish to buy or sell shares generally must do so
through a broker-dealer, and pay or receive whatever
price the market may bear.  This price may be more or
less than the net asset value per share of the closed-
end fund's shares (though closed-end fund shares
frequently trade at a discount from net asset value).
There is no established market for shares of Shepmyers
and, therefore, no assurance that a shareholder can
liquidate his or her position at a time or price that
is acceptable. In contrast, open-end funds, such as
the National Portfolio, issue redeemable securities
entitling shareholders to surrender those securities
to the fund and receive in return their proportionate
share of the value of the fund's net assets (less any
redemption fee charged by the fund and any "sales
load" if purchased through a broker-dealer). Also,
open-end funds generally issue new shares at the
fund's net asset value, subject to any applicable
sales load.
In addition to these structural distinctions
between the two types of funds, several other
differences exist. These distinctions can give rise to
advantages and disadvantages to Shepmyers if, on the
one hand, it remains a closed-end fund or if, on the
other hand, it converts to open-end status. An
advantage of being a closed-end fund is that assets
may be fully invested in accordance with both the
fund's investment objectives and policies, whereas
open-end funds frequently maintain a portion of their
assets in cash or cash equivalents in order to meet
redemption requests.
Investment Objective and Policies of the National
Portfolio
The National Portfolio seeks as high a level of
income exempt from Federal income taxes and national
personal income taxes as is consistent with prudent
investing.
The National Portfolio invests at least 80% of
its net assets in municipal securities  which are debt
obligations issued by any of the 50 states and their
political subdivisions, agencies and public
authorities. The National Portfolio focuses primarily
on intermediate-term and long-term municipal
securities which have remaining maturities at the time
of purchase of from five to more than thirty years.
The National Portfolio invests exclusively in
municipal securities that are rated investment grade
at the time of purchase or are of comparable quality
if unrated. At least two-thirds of the municipal
securities must be rated, at the time of purchase,
within the three highest investment grade-rating
categories by nationally recognized statistical rating
organizations ("NRSRO").
SSB Citi, the National Portfolio's investment
manager, selects securities primarily by identifying
sectors and individual securities it believes are
undervalued, while also selecting securities it
believes will benefit from changes in market
conditions. In selecting individual securities, SSB
Citi:
-	uses fundamental credit analysis to estimate
the relative value and attractiveness of
various securities and sectors and to seek to
exploit opportunities in the municipal bond
market;
-	may trade between general obligation and
revenue bonds and among various revenue bond
sectors, such as housing, hospital and
industrial development, based on their
apparent relative values and their impact on
the level of dividends generated by the
overall portfolio;
-	seeks to identify individual securities with
the most potential for added value, such as
those involving unusual situations, new
issuers, the potential for credit upgrades,
unique structural characteristics or
innovative features; and
-	considers the potential impact of
supply/demand imbalances for obligations of different states, the yield available for securities of different maturities and a security's maturity in light of the outlook for the issuer and its sector and interest rates.
Investment Objective and Policies of Shepmyers
Shepmyers' primary objective is to seek as high a level of income and capital gains, net of federal income tax as is consistent with the preservation of capital. The Fund is a diversified investment company maintaining a diversified portfolio of municipal bonds. The Board of Directors may change the Fund's investment objective without shareholder approval. The
Fund's fundamental policies may not be changed without the approval of a majority of the Fund's shareholders.
Shepmyers deems the policies described in this paragraph and the following paragraph to be fundamental and such policies may not be changed without approval of a majority of Shepmyers' outstanding voting securities. The Fund will not issue any senior securities (except in connection with permissible borrowings), purchase on margin, sell securities short or invest in put, call, straddle or spread options. The Fund will not borrow money except for temporary or emergency purposes, and then only in an amount up to 10% of its total assets. The Fund will not underwrite any issue of securities and will not concentrate more than 25% of the value of its total assets in any one industry (except that the Fund may invest more than 25% of its total assets in municipal bonds). The Fund will not purchase or sell real estate (this will not prevent investments in municipal bonds secured by real estate or interests therein) and will not purchase or sell commodities or commodities contracts. The Fund will not make loans to other persons except that it may purchase or hold debt instruments or enter into repurchase agreements pursuant to its investment objective and policies and may lend portfolio securities in an amount up to 10% of its total assets.
The Fund will not: (i) invest more than 10% of its total assets at the time of purchase in securities of any one issuer (for the purpose of this limitation, identification of the "issuer" will be based upon a determination of the source of assets and revenues committed to meeting interest and principal payments of each security); (ii) purchase more than 10% of the outstanding publicly issued debt securities of any issuer (for the purpose of this limitation, identification of the "issuer" will be based upon a determination of the source of assets and revenues committed to meeting interest and principal payments of each security); (iii) invest in companies for the purpose of exercising control of management; (iv) pledge, mortgage or hypothecate its assets to an extent greater than 10% of its total assets; (v) invest in securities of other investment companies
(except as part of a merger, consolidation or reorganization or purchase of assets approved by the Fund's shareholders); provided, that the Fund may purchase shares of any registered, open-end investment company that has a fundamental policy (which cannot be changed without shareholder approval) limiting such company's investments solely to federal tax-exempt debt obligations (and put options with respect to such obligations) and further provided, that immediately after any such purchase, the Fund will not (a) own more than 3% of the outstanding voting stock of any one investment company; (b) invest more than 5% of its total assets in securities of any one investment company; or (c) invest more than 10% of its total assets in the aggregate in securities of investment companies; (vi) invest in interests in oil, gas, or other mineral exploration or development programs; or
(vii) purchase more than 10% of the outstanding voting securities of any one issuer, except that 25% of the value of the Fund's total assets are not subject to such limitation. Any investment policy or restriction referred to in either this or the preceding paragraph which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.
Shepmyers reserves freedom of action with respect to certain investment policies, wherein no shareholder approval of changes is required: (i) the determination of quality and maturity of municipal bonds for the Fund's investment portfolio and (ii) the Fund may own, in addition to municipal obligations described above, taxable obligations, preferred stock
(including convertible preferred stocks), other fixed income securities and common stocks (including warrants and rights to purchase common stocks).
Shepmyers generally does not acquire securities for short-term resale or other disposition or for the purpose of realizing short-term profits. The Fund's investment objective has historically been pursued with a relatively low portfolio turnover rate as compared to the National Portfolio.

Investment Management Fees and Expenses
Shepmyers and Muni Funds retain RTC and SSB
Citi, respectively, pursuant to separate contracts, to manage the daily investment and business affairs of Shepmyers and the National Portfolio, respectively, subject to the policies established by each Fund's
Board of Directors/Trustees.
The National Portfolio
The National Portfolio's investment adviser is SSB Citi, an affiliate of Salomon Smith Barney. SSB
Citi selects the National Portfolio's investments and oversees its operations. SSB Citi and Salomon Smith
Barney are subsidiaries of Citigroup Inc.
("Citigroup"). Citigroup businesses provide a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.
Peter M. Coffey, investment officer of SSB Citi and managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the National Portfolio since November 1987. The National
Portfolio commenced operations in August of 1986. Mr.
Coffey has 30 years of experience with SSB Citi or its predecessors. During the fiscal year ended March 31, 1999, SSB Citi received an advisory fee equal to 0.45% of the National Portfolio's average daily net assets.
Shepmyers
Shepmyers' investment adviser is RTC. RTC, organized in 1985, is a registered investment advisor and bank holding company under federal and Pennsylvania law. RTC provides a wide range of investment counseling services to individuals, institutional clients and others. Shepmyers' prior investment adviser, Rittenhouse Financial Services,
Inc. ("RFS"), was acquired by The John Nuveen Company.
George W. Connell, the sole shareholder of RFS, sold all of the capital stock of RFS to The John Nuveen
Company in a transaction that closed on August 31, 1997. RTC was not acquired by The John Nuveen
Company, and Mr. Connell remains RTC's sole shareholder. All obligations and liabilities of RFS under Shepmyers' investment advisory agreement were assumed by RTC without entering into a new investment advisory agreement.
Pursuant to the advisory agreement, which went into effect on April 30, 1996, Shepmyers pays RTC an annual flat advisory fee of $25,000. Under the advisory agreement, RTC furnishes investment advice to the Fund with respect to the investment and reinvestment of the assets comprising the Fund's investment portfolio. The advisory agreement further provides that subject to the Fund's investment policies RTC is authorized to conduct and maintain a continuous review of the Fund's portfolio of securities and investments, and may, when it deems appropriate, without prior consultation with the Fund and at the Fund's risk, buy, sell, exchange, convert or otherwise trade in, retain or reinvest in securities and other investments, place orders for the execution of such investment transactions with or through such brokers, dealers, issuers or other persons as RTC may select, and take any action or non-action that RTC reasonably deems appropriate. All services provided to the Fund pursuant to the advisory agreement will be furnished by and at the expense of RTC in consideration of the investment advisory fee.
All decisions and selections are subject to review by the Fund's Board of Directors.
For the annual period ended December 31, 1999, Shepmyers' annualized total expense ratio (total annual operating expenses as a percentage of average net assets) was 0.83%, including waivers and reimbursements. Shepmyers' expenses include investment advisory fees, custodian fees, transfer agent and dividend disbursing agent fees, legal and professional fees, officers' salaries and directors' fees, clerical fees, capital stock tax and insurance fees. As demonstrated below, after taking into account certain expense limitation arrangements, the National
Portfolio's annualized total expense ratio was 0.66% for the fiscal year ended March 31, 1999.
Consequently, shareholders of Shepmyers may experience a decrease in expenses with respect to the Shares received pursuant to the Reorganization.
The expenses of Shepmyers and the National
Portfolio for the fiscal year ended December 31, 1999 and March 31, 1999, respectively, and estimated pro forma expenses following the proposed Reorganization are outlined below:



ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


Shepmyers
National
Portfolio (1)
Pro Forma
Combined
Maximum sales charge (load) imposed on
purchases
 (as a % of offering price)
None
4.00%(2)
4.00% (2)
Management Fees
0.17%
   0.45%
0.45%
Distribution  (12b-1) Fees
0.00%
0.15%
0.15%
Other Expenses
0.66%
0.06%
0.06%
Total Annual Fund Operating Expenses
0.83%
0.66%
0.66%

















(1)	For the fiscal year ended March 31, 1999, the
Class A shares of the National Portfolio had
total annual fund operating expenses of  0.66%
(0.45% management fee and  0.21%  other expenses)
(2) Class A shares purchased in amounts of $500,000 or more are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% for 12 months from the date of purchase. No contingent deferred sales charge will be imposed upon former Shepmyers' shareholders owning $500,000 or more of Shepmyers' shares with respect to National
Portfolio shares received in connection with the
(3) Reorganization.
Example. This Example is intended to help you compare the cost of investing in each of the Funds. The
Example assumes that you invest $10,000 in each Fund for the entire time period indicated in the relevant row below and then redeem all of your shares at the end of such period. The Example also assumes that your investment has a 5% return each year and that each Fund's annual operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Cost of
Investing in
Shepmyers
Cost of
Investing in
National
Portfolio

Pro Forma Costs
1 Year

$86
$465
            $465
3 Years

$282
$603
            $603
5 Years

$515
$753
            $753
10 Years
           $1295
         $1,190
          $1190
This example assumes reinvestment of all
dividends and distributions. This example should not
be considered a representation of past or future
expenses. The National Portfolio's cost of investing
includes the 4% sales charge (which has been waived in
this transaction). The cost of investing in the
National Portfolio without the 4% sales charge for the
periods shown would be $67, one year, $211, three
years, $368, five years, $822, ten years.  Actual Fund
expenses can vary from year to year and may be higher
or lower than those shown.
Distribution of Shares and Other Services
CFBDS, Inc. ("CFBDS"), a registered broker-
dealer and an indirect wholly-owned subsidiary of
Signature Financial Group, Inc., is currently the
principal underwriter and distributor of the National
Portfolio. Because of the repeal of the Glass Steagel
Act, it is anticipated that  Salomon Smith Barney will
become the principal underwriter and distributor
replacing CFBDS.  A selling group consisting of
Salomon Smith Barney and other broker-dealers sells
shares of the National Portfolio to the public. The
National Portfolio has adopted Rule 12b-1 distribution
plans for its Class A, B and L shares. Under each
plan, the National Portfolio pays distribution and
service fees. These fees are an ongoing expense and,
over time, may cost shareholders more than other types
of sales charges.
Purchase, Redemption and Exchange Information
The purchase, redemption and exchange procedures
and privileges with respect to Shepmyers are
materially different than those of the National
Portfolio.  Whereas Shepmyers is a closed-end fund
imposing no sales charges or Rule 12b-1 fees, the
National Portfolio is an open-end fund imposing sales
charges and Rule 12b-1 fees. The sales charges and the
Rule 12b-1 fees are used to pay for the distribution
and shareholder services provided to shareholders of
the National Portfolio. No sales charges will be
assessed on the issuance of National Portfolio shares
as part of the Reorganization. Additionally, whereas
there is no exchange privilege in Shepmyers,
shareholders of the National Portfolio may exchange
their shares for a corresponding class of shares of a
fund in the Smith Barney fund complex.  Investors
should refer to the prospectus and statement of
additional information of the National Portfolio for a
fuller description of its policies and restrictions
with respect to the purchase, redemption and exchange
of shares.
Dividends and Other Distributions
The National Portfolio pays dividends each month
from its net investment income. These dividends are
generally tax-exempt for Federal income tax purposes,
but taxable for state income tax purposes except to
the extent of the National Portfolio's interest income
from bonds of the particular state and its
municipalities and authorities. The National Portfolio
generally makes capital gain distributions, if any,
once a year, typically in December. The National
Portfolio may pay additional distributions and
dividends at other times if necessary for the National
Portfolio to avoid a Federal tax. Capital gain
distributions and dividends are reinvested in
additional National Portfolio shares of the same class
held. The National Portfolio expects distributions to
be primarily from income. Shareholders do not pay a
sales charge on reinvested distributions or dividends.
Alternatively, shareholders can instruct their Salomon
Smith Barney Financial Consultant, dealer
representative or the transfer agent to have their
distributions and/or dividends paid in cash.
 Like the National Portfolio, Shepmyers
distributes to its shareholders substantially all of
its tax-exempt interest income, less certain
deductions. The Fund is not taxed on either the
distributed or undistributed portion of its net tax-
exempt interest income.  Dividends designated by the
Fund as paid out of net tax-exempt interest income, to
the extent of such income, are not taxable to its
shareholders for federal income tax purposes, but they
are taxable for state income tax purposes except to
the extent they are derived from interest income on
bonds of the particular state and its municipalities
and authorities.  The Fund expects to distribute tax
exempt interest income dividends quarterly and to
distribute substantially all of its income and
realized capital gains annually.
If the Plan is approved by Shepmyers'
shareholders, then as soon as practicable before the
Closing Date, Shepmyers will pay its shareholders a
cash distribution of all undistributed 2000 net
investment income, the excess of its interest income
excludable from gross income under section 103(a) of
the Internal Revenue Code of 1986, as amended (the
"Code"), over its deductions disallowed under sections
265 and 171(a)(2) of the Code and undistributed
realized net capital gains.
Tax Consequences
Muni Funds and Shepmyers will have each received
the opinion of Willkie Farr & Gallagher, each dated
the Closing Date and in connection with the
Reorganization, to the effect that, based upon certain
facts, assumptions and representations, the
Reorganization will constitute a tax-free
reorganization within the meaning of section 368(a)(1)
of the Code. If the Reorganization constitutes a tax-
free reorganization, no gain or loss will be
recognized by Shepmyers or its shareholders as a
direct result of the Reorganization.  See "The
Proposed Transaction--Federal Income Tax
Consequences."
PRINCIPAL RISK FACTORS
Despite the absence of stated policies with
respect to various investment practices, Shepmyers'
actual investment practices are substantially similar
to those of the National Portfolio. Accordingly, each
Fund shares similar risks in connection with their
investments in municipal securities.
Shareholders of Shepmyers and the National
Portfolio could lose money on their investment in the
Fund , or the Fund may not perform as well as other
investments, if:
-	interest rates rise, causing the value of its
portfolio to decline;
-   the issuer of a security owned by the Fund
defaults on its obligation to pay principal
and/or interest or the security's credit
rating is downgraded;
-	unfavorable legislation affects the tax-
exempt status of municipal bonds; or
-	the judgement of the Fund's investment
advisers' about the attractiveness, value or
income potential of a particular security
proves to be incorrect.
It is possible that some of the Funds' income
distributions may be, and distributions of the Funds'
gains generally will be, subject to Federal taxation.
The Fund may realize taxable gains on the sale of
their securities or on transactions in futures
contracts (though Shepmyers' practice has been not to
invest in futures contracts). Some of the Funds'
income may be subject to the Federal AMT.
The National Portfolio may not be an appropriate
investment for you if you:
-	are not a taxpayer in a high federal tax
bracket seeking income exempt from Federal
taxation;
-	currently do not have exposure to other asset
classes and are not seeking to broaden your investment portfolio; or
- are not willing to accept the risks of municipal securities.
             Although the two Funds are subject to
risks that are substantially similar, the National
Portfolio presents different risks for investors in the following ways:
- At December 31, 1999, Shepmyers' portfolio had an average maturity of 7.69 years, whereas the portfolio of the National
Portfolio had an average maturity of 20.8 years at the same date. Generally the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.
- At December 31, 1999, approximately 50% of
Shepmyers' portfolio was invested with
issuers within the Commonwealth of
Pennsylvania, and the remaining percentage was fairly evenly distributed among 20 other states within the United States, whereas the portfolio of the National Portfolio was invested 12.2% in Illinois and 10.3% in Texas with the remaining percentage distributed among the majority of the other states. When a fund invests a large portion of its assets in the securities of issuers within one state, the fund is likely to be especially susceptible to economic, political and regulatory events that affect that state.
- At December 31, 1999, the average weighted rating of Shepmyers' investments, including insurance, was Aa1/AA+, whereas the average weighted rating of the investments of the National Portfolio as of the same date, including insurance, was A+. The value of debt securities depends, among other things, on the ability of the issuer to make principal and interest payments. Changes in the economy are more likely to affect the ability of the issuers of lower-rated securities to make payments of principal and interest than is the case with higher-rated securities.
- The portfolio turnover rate for the National
Portfolio (i.e., the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio) excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less), for the year ended March 31, 1999 was 61%. The portfolio turnover rate for Shepmyers for the year ended December 31, 1999 was 18%.
- More frequent trading of investments
increases the chance that a Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. More frequent trading could also result in higher brokerage commissions and other transaction costs, which could reduce the Funds return.
Please refer to the Prospectus and Statement of Additional Information of the National Portfolio for a more detailed discussion of the risks of investing in the National Portfolio.
Principal Investments of the National Portfolio
The National Portfolio seeks to provide as high a level of income exempt from Federal income taxes as is consistent with prudent investing. The National
Portfolio has a fundamental policy that, under normal market conditions, it will seek to invest 100% of its total assets--and the National Portfolio will invest not less than 80% of its total assets--in municipal obligations, the interest on which is exempt from Federal income taxes (other than the AMT). The
National Portfolio may invest up to 20% of its assets in taxable fixed income securities, but only in debt securities obligations which are issued or guaranteed by the full faith and credit of the United States government. These securities will generally be subject to federal and state taxation.
The National Portfolio principally invests in the following securities:
National Municipal Securities. National
municipal securities include debt obligations issued by certain non-National governmental issuers such as Puerto Rico, the Virgin Islands and Guam. The interest on these bonds is exempt from Federal income tax. As a result, the interest rate on these bonds normally is lower than it would be if the bonds were subject to taxation. The national municipal securities in which the National Portfolio invests include general obligation bonds, revenue bonds and municipal leases.
These securities may pay interest at fixed, variable or floating rates. The National Portfolio may also hold zero coupon securities which pay no interest during the life of the obligation but trade at prices below their stated maturity value.
Other Debt Securities. The National Portfolio may also invest up to 20% of its assets in debt securities which are issued or guaranteed by the full faith and credit of the U.S. government. These securities will generally be subject to federal and state taxation.
Derivative Contracts. The National Portfolio may, but need not, use derivative contracts, such as financial futures, for any of the following purposes:
(i) to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates or (ii) as a substitute for buying or selling securities.
A futures contract will obligate or entitle the National Portfolio to deliver or receive an asset or cash payment based on the change in value of one or more securities. The other parties to certain futures present the same types of default risk as issuers of fixed income securities.
The National Portfolio may invest in inverse floating rate securities ("inverse floaters"). These securities pay interest at a rate which moves in the opposite direction from movements in market interest rates. Even a small investment in futures or in certain inverse floaters with leverage features can have a significant impact on the National Portfolio's interest rate exposure. Therefore, using futures or inverse floaters can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The National Portfolio may not fully benefit from or may lose money on futures or inverse floaters used for hedging purposes if changes in their value do not correspond accurately to changes in the value of the National Portfolio's holdings. Futures and inverse floaters can also make a fund less liquid and harder to value, especially in declining markets.
Municipal Bond Index Futures Contracts. The
National Portfolio may invest in municipal bond futures contracts (currently traded on the Chicago
Board of Trade) which are listed contracts based on U.S government securities as a hedging policy in pursuit of its investment objective; provided that immediately thereafter not more than 33 1/3% of the National Portfolio's net assets would be hedged or the amount of margin deposits on the National Portfolio's existing futures contracts would not exceed 5% on the value of its total assets. A municipal bond index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a fund-specific dollar amount multiplied by the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. No physical delivery of the underlying municipal bonds in the index is made. Municipal bond index futures contracts are based on an index of 40 tax-exempt, long-term municipal bonds with an original issue size of at least $50 million and a rating of A-or higher by S&P or A or higher by Moody's, which began trading in mid-1985. The purpose of the acquisition or sale of a municipal bond index futures contract by the National Portfolio, as the holder of long-term municipal securities, is to protect the National Portfolio from fluctuations in interest rates on tax-exempt securities without actually buying or selling long-term municipal securities.
Defensive Investing. The National Portfolio may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the National Portfolio takes a temporary defensive position, it may be unable to achieve its investment goal.
Principal Investments of Shepmyers
Consistent with Shepmyers' fundamental and non-fundamental investment policies, Shepmyers invests primarily in tax-free municipal obligations, but may also own taxable obligations, preferred stock
(including convertible preferred stocks), other fixed income securities and common stocks (including warrants and rights to purchase common stocks).
Investment Practices of Shepmyers and the National
Portfolio
The National Portfolio has invested in a broader array of securities, as Shepmyers has historically invested substantially all of its assets in municipal obligations and a portion of its assets in a tax-exempt money market mutual fund. However, Shepmyers and the National Portfolio are permitted to engage in certain investments and investment techniques that are substantially the same. The following is a brief description of certain investments and investment techniques in which Shepmyers and the National
Portfolio may engage. Please also refer to the Section entitled "Principal Risk Factors" for a discussion of some of the differences between the Funds, including the average maturity of each Fund's portfolio and the average credit rating of each Fund's investment. The National Portfolio may explicitly engage in certain additional investment practices, as described above, and a more complete description is contained in the prospectus of the National Portfolio, dated July 29, 1999, as supplemented from time to time, a copy of which is included herewith, and in the Statement of Additional Information of the Muni Funds and Shepmyers dated March 29, 2000 (relating to the proposed Reorganization) which is incorporated herein by reference.
Municipal Obligations. In general, municipal obligations are debt obligations (bonds or notes) issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax in the opinion of bond counsel to the issuer. Municipal obligations are issued to obtain funds for various public purposes, many of which may enhance the quality of life, including the construction of a wide range of public facilities, such as airport, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, gas, and electric utilities. They may also be issued to refund outstanding obligations, to obtain funds for general operating expenses, or to obtain funds to loan to other public institutions and facilities and in anticipation of the receipt of revenue or the issuance of other obligations. In addition, the term "municipal obligations" includes certain types of industrial development bonds ("IDBs") issued by public authorities to obtain funds to provide various privately-operated facilities for business and manufacturing, housing, sport, convention or trade show facilities, airport, mass transit, port and parking facilities, air or water pollution control facilities, and certain facilities for water supply, gas, electricity or sewage or solid waste disposal.
The two principal classifications of municipal obligations are "general obligation" and "revenue obligation." General obligations are secured by a municipal issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although municipal authorities issue
IDBs, they are generally secured by the revenues derived from payments of the industrial user. The payment of the principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.
Short-Term Instruments. Among the types of short-term instruments in which each Fund may invest are floating- or variable-rate demand instruments, tax-exempt commercial paper (generally having a maturity of less than nine months), and other types of notes generally having maturities of less than three years, such as Tax Anticipation Notes, Revenue
Anticipation Notes, Tax and Revenue Anticipation Notes and Bond Anticipation Notes. Demand instruments usually have an indicated maturity of more than one year, but contain a demand feature that enables the holder to redeem the investment on no more than 30 days' notice; variable-rate demand instruments provide for automatic establishment of a new interest rate on set dates; floating-rate demand instruments provide for automatic adjustment of their interest rates whenever some other specified interest rate changes
(e.g., the prime rate). Each Fund may purchase participation interests in variable-rate tax-exempt securities (such as Industrial Development Bonds) owned by banks. Participations are frequently backed by an irrevocable letter of credit or guarantee of a bank that the manager has determined meets the prescribed quality standards for the fund.
Investments in participation interests in variable-rate tax-exempt securities (such as IDBs) purchased from banks give the purchaser an undivided interest in the tax-exempt security in the proportion that the Fund participation interest bears to the total principal amount of the tax-exempt security with a demand repurchase feature. Participation interests are frequently backed by an irrevocable letter of credit or guarantee of a bank that the investment adviser, under the supervision of each Fund's Board, has determined meets the prescribed quality standards for the fund. The Funds generally have the right to sell the instrument back to the bank and draw on the letter of credit on demand on seven days' notice or less, for all or any part of the applicable Fund's participation interest in the tax-exempt security, plus accrued interest. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the tax-exempt securities over the negotiated yield at which the instruments were purchased by a Fund.
Illiquid securities. Each Fund may invest a portion of its assets in securities for which there is not an active trading market, or which have resale restrictions. These types of securities carry the risk that a Fund may be not be able to dispose of them at an advantageous time or price.
Municipal Leases. Each Fund may invest in
"municipal leases," which generally are participations in intermediate- and short-term debt obligations, issued by municipalities consisting of leases or installment purchase contracts for property or equipment. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation.
However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds.
Although "non-appropriation" lease obligations are often secured by the underlying property, disposition of the property in the event of foreclosure might prove difficult.
Private Activity Bonds. Each Fund may invest in private activity bonds. Interest income on certain types of private activity bonds issued after August 7, 1986 to finance non-governmental activities is a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. Individual and corporate shareholders may be subject to a Federal AMT to the extent that the applicable Fund's dividends are derived from interest on those bonds.
Repurchase agreements. As a means of earning taxable income for periods as short as overnight, each Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, a Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price. Income from repurchase agreements will be taxable when distributed to shareholders.
When-Issued Securities. Each Fund may purchase municipal bonds on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). The payment obligation and the interest rate that will be received on the municipal bonds purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.
Although a Fund will purchase municipal bonds on a when-issued basis only with the intention of actually acquiring the securities, the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.
Zero Coupon Securities. Each Fund may invest in zero coupon bonds. Zero coupon securities are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity of a specified cash payment date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par values. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities generally are more volatile than the market prices of other debt securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do debt securities having similar maturities and credit quality. The credit risk factors pertaining to low-rated securities also apply to low-rated zero coupon bonds. Such zero coupon bonds carry an additional risk in that, unlike bonds which pay interest throughout the period to maturity, a Fund will realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the applicable Fund may obtain no return at all on its investment.

THE PROPOSED TRANSACTION
Description of the Plan. As stated above, the Plan provides for the transfer of all or substantially all of the assets of Shepmyers to the National
Portfolio in exchange for that number of full and fractional Class A shares of the National Portfolio having an aggregate net asset value equal to the aggregate net asset value of Shepmyers' shares as of the Valuation Date. The National Portfolio will assume all of the stated liabilities of Shepmyers. In connection with the Closing, Shepmyers will distribute the Class A shares of beneficial interest of the National Portfolio received in the exchange to the shareholders of Shepmyers in complete liquidation of Shepmyers. Shepmyers will then be terminated as a diversified closed-end management investment company and dissolved as a corporation under Pennsylvania law.
Upon completion of the Reorganization, each shareholder of Shepmyers will own that number of full and fractional Class A shares of the National
Portfolio having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares in Shepmyers as of the Valuation Date. Each
Shepmyers shareholder's account with the Muni Funds as a National Portfolio shareholder will be significantly different in material respects from the accounts currently maintained by Investors Trust Company for such shareholder, as noted in this Proxy
Statement/Prospectus. Shares of Shepmyers are represented by physical certificates. However, in the interest of economy and convenience, shares of the National Portfolio issued to Shepmyers shareholders will be in uncertificated form. Upon the issuance of National Portfolio shares to Shepmyers' Shareholders in liquidation of Shepmyers, the shares of Shepmyers will be voided.
The obligations of Shepmyers and Muni Funds, on behalf of the National Portfolio, under the Plan are subject to various conditions, as stated therein. The
Plan may be terminated or amended at any time prior to the Closing by action of the Board of Directors/Trustees of either Fund, notwithstanding the approval of the Plan by the shareholders of Shepmyers.
Shepmyers and the National Portfolio may at any time waive compliance with certain of the covenants and conditions contained in the Plan.
The Plan provides that the obligations of Muni
Funds are not personally binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of Muni Funds or the National Portfolio, but bind only the property of the National Portfolio as provided in Muni Funds' Declaration of Trust.
Moreover, no series of Muni Funds other than the National Portfolio is responsible for the obligations of Muni Funds under the Plan, and all persons must look only to the assets of the National Portfolio to satisfy the obligations of Muni Funds under the Plan.
The execution and the delivery of the Plan have been authorized by Muni Funds' Board of Trustees, on behalf of the National Portfolio, and the Plan has been signed by authorized officers of the National
Portfolio acting as such, and neither such authorization by such Trustees, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally. For a complete description of the terms and conditions of the Reorganization, see the Plan at Exhibit A.
Shepmyers and the National Portfolio will bear all of their respective expenses incurred in connection with the Reorganization. Shareholders have no rights of appraisal or dissenter's rights.
Reasons for the Proposed Transaction

     In order to accommodate several major
shareholders of Shepmyers that expressed a desire to liquidate their interests in the Fund, the Shepmyers'
Board discussed the relative advantages and disadvantages of a corporate liquidation as opposed to a possible merger with an open-end investment company with similar investment objectives and policies. The directors also discussed their intentions individually with respect to their holdings. A tax-free merger was generally recognized as being preferable since it would allow all shareholders to decide whether they wished to remain invested or to redeem their shares.
Conversely, a corporate liquidation would force all shareholders to accept cash in a taxable transaction.

      The Board asked the adviser to contact several open-end investment companies that the adviser believed might be appropriate merger partners to determine whether they were interested in discussing a possible transaction. The National Portfolio was the only suitable fund that expressed interest in pursuing discussions. On July 29, 1999, the Board authorized the commencement of negotiations with the National
Portfolio with respect to the Reorganization.

	The proposed Reorganization was presented to the
Board of Directors for consideration and approval at a
meeting on January 21, 2000. At that meeting, the
Shepmyers' Board was presented with information
concerning the Reorganization and the National
Portfolio, including, among other things, the average
coupon, average yield and average maturity of the
National Portfolio's investments, the percentage of
National Portfolio's Investments that are callable,
the percentage of the National Portfolio's investments
that are priced at a discount, the percentage of the
National Portfolio's assets that are priced at a
premium, and the total return of the National
Portfolio, assuming reinvestment of dividends.
Information concerning Shepmyers' was then presented
by RTC.  The Shepmyers' Board also reviewed drafts of
both the Reorganization Agreement and the related
Proxy Statement/Prospectus, which were provided to the
Board members prior to the meeting.  For the reasons
discussed below, the Board of Directors has
unanimously determined that the proposed
Reorganization is in the best interests of Shepmyers
and its shareholders.
The proposed combination of Shepmyers and the
National Portfolio will allow the shareholders of
Shepmyers to participate in a professionally-managed
open-end investment company holding primarily high
quality bonds and which attempts to earn a high level
of consistent with prudent investment risk.  The Board
of Shepmyers believes that Shepmyers shareholders will
benefit from the proposed Reorganization because the
National Portfolio is guided by similar investment
objectives and policies as the Fund, and offers the
following benefits:
Greater Liquidity of Shares. As shareholders of
the National Portfolio, Shepmyers shareholders will be
able to purchase, redeem and exchange the Shares at
net asset value on any business day, subject only to
the various limitations set forth in the National
Portfolio's prospectus and in certain instances to the
payment of a sales load (this is intended to
discourage short-term trading in the National
Portfolio, which is intended for long-term
investment). Currently, Shepmyers' shareholders cannot
redeem or exchange their shares in Shepmyers.
Access to SSB Citi's Investment Advisory
Expertise. SSB Citi, an affiliate of Salomon Smith
Barney, is a subsidiary of Citigroup.  As of June 30,
1999, SSB Citi Asset Management Group, which
comprises Citigroup Inc.'s primary asset management
business platforms, had assets under management of
approximately $347 billion. SSB Citi Asset Management
Group has a product balance among equities, fixed
income and liquidity products.  SSB Citi Asset
Management Group has investment centers in the United
States, Europe, Japan, Latin America, Asia Pacific and
Australia and has global research centers in New York,
London, Tokyo, Singapore and Melbourne.  Citigroup
businesses provide a broad range of financial
services-including asset management, banking and
consumer finance, credit and charge cards, insurance,
investments, including investment banking and trading-
-and use diverse channels to make such financial
services available to consumer and corporate customers
around the world.
Total Returns. Although past performance is not
necessarily indicative of future results, the National
Portfolio has produced better total returns than
Shepmyers as set forth in the table. For the 5 and 10
year periods ending December 31, 1999, the National
Portfolio has ranked in the top quartile of its fund
category with respect to {total return} as tracked by
Lipper Analytical Services in the section of this
Proxy/Prospectus entitled "Performance".  According to
Lipper Analytical Services, the National Portfolio
ranked in the third quartile with respect to [total
return] for the one year period ending December 31,
1999.
Lower Fees and Expenses. If the proposed
transaction is approved, Shepmyers' shareholders may
benefit from lower fees and lower total fund expenses
(after taking into account certain expense limitation
arrangements). Please refer to "Investment Management
Fees and Expenses" and "Annual Fund Operating
Expenses" set forth above.
Shepmyers has a higher annual ratio of operating
expenses to average net assets due to its relatively
small amount of assets. As of December 31, 1999,
Shepmyers had an annualized total expense ratio (as
defined above in the section entitled "Investment
Management Fees and Expenses") of 0.83%. As of March
31, 1999, the National Portfolio had an annualized
total expense ratio of 0.66%. As a result of the
Reorganization, Shepmyers' shareholders will be
investing in a Fund with an annualized total expense
ratio that is currently 17 % lower than Shepmyers.
Some of the fixed expenses currently paid by
Shepmyers, such as accounting, legal and printing
costs, would be spread over a larger asset base. Other
things being equal, Shepmyers shareholders should
benefit from economies of scale through lower expense
ratios and higher net income distributions.
Due to a combination of factors, including the
greater liquidity of the National Portfolio Shares,
the investment advisory expertise of SSB Citi, the
small size of Shepmyers and current market conditions,
the Board of Directors of Shepmyers believes the Fund
and its shareholders would benefit from a tax-free
reorganization with a larger diversified open-end fund
with similar investment objectives and policies.
Accordingly, it is recommended that the Shepmyers'
shareholders approve the Reorganization with the
National Portfolio.
The Board of Directors of Shepmyers, in
recommending the proposed transaction, considered a
number of factors, including the following:
 (1)	the greater liquidity of the National
Portfolio's Class A shares;
 (2)	the tax-free nature of the Reorganization;
 (3)	the lower expense ratio of the National
Portfolio;
 (4)	the compatibility of the National
Portfolio's investment objectives, policies
and restrictions with those of Shepmyers;
 (5)	the terms and conditions of the
Reorganization; and
 (6)   the expressed desire of certain major
shareholders of Shepmyers to obtain
liquidity for their  investment.
Description of the Securities to be Issued
The National Portfolio is a diversified series of Muni Funds, an open-end Massachusetts business trust established under a Declaration of Trust, dated
August 14, 1985, as amended. Muni Funds' authorized capital consists of an unlimited number of shares of beneficial interest, par value $0.001 per share. The
Trustees are authorized to divide the shares into separate series.
Information on Shareholders' Rights
National Portfolio
General. The National Portfolio, a series of
Muni Funds, is a diversified open-end management investment company under the 1940 Act. Muni Funds was organized on August 14, 1985 under the laws of the Commonwealth of Massachusetts and is an entity commonly known as a Massachusetts business trust. Muni
Funds is governed by its Declaration of Trust and By-
Laws, and its operations are subject to oversight by its Board of Trustees. Therefore, the National
Portfolio is governed by Massachusetts state law and federal law.
Shares of beneficial interest in the National
Portfolio have a par value of $.001 per share. The number of authorized shares of the National Portfolio that may be issued is unlimited. The Board of Trustees of Muni Funds has authorized the issuance of multiple series of shares, each representing shares in a corresponding portfolio, and may authorize the issuance of additional series of shares in the future.
In each portfolio of Muni Funds, Class A shares, Class
B shares, Class C shares and Class Y shares represent interests in the assets of the portfolio and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that expenses related to the distribution of a particular class of shares are borne solely by such class of shares. Each class has exclusive voting rights with respect to provisions of the portfolio's Rule 12b-1 distribution plan, if any, which pertains to that class.
Trustees. The Declaration of Trust of Muni Funds provides that the term of office of each Trustee shall be from the time of his or her election until the termination of the trust or until such Trustee sooner dies, resigns or is removed. A Trustee may be removed with cause by written instrument, signed by at least two-thirds of the remaining Trustees. Vacancies on the Board of Trustees may be filled by the Trustees remaining in office. A meeting of shareholders will be required for the purpose of electing additional
Trustees whenever fewer than a majority of the Trustees then in office were elected by shareholders.
Voting Rights. The National Portfolio does not hold a meeting of shareholders annually, and there normally is no meeting of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. A meeting of shareholders of the Portfolio, for any purpose, must be called upon the written request of shareholders holding at least 25% of the Portfolio's outstanding shares. On each matter submitted to a vote of the shareholders of the Portfolio, each shareholder is entitled to one vote for each whole share owned and a proportionate, fractional vote for each fractional share outstanding in the shareholder's name on the National Portfolio's books. With respect to matters relating to Muni Funds requiring a majority shareholder vote as described in the Declaration of Trust, a majority of shares represented in person or by proxy and entitled to vote at a meeting of shareholders at which a quorum is present shall decide such matter. In cases where the vote is submitted to the holders of one or more but not all series or classes, a majority of the outstanding shares of the particular series or class affected by the matter shall decide such matter.
Liquidation or Termination. In the event of the liquidation or termination of the National Portfolio, the shareholders of the Portfolio are entitled to receive, when, and as declared by the Trustees, as the case may be, the excess of its assets over its liabilities. The assets so distributed to shareholders of the Portfolio will be distributed among the shareholders in proportion to the number of shares of the particular class held by them and recorded on the books of the Portfolio.
Liability of Trustees. Under the Declaration of
Trust and By-Laws of Muni Funds, a Trustee will be personally liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. The Declaration of Trust of Muni
Funds further provides that Trustees and officers will be indemnified for the expenses of litigation against them unless it is determined that the person did not act in good faith in the reasonable belief that the person's actions were in or not opposed to the best interest of Muni Funds or the person's conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of the person's duties.
Rights of Inspection. Shareholders of Muni Funds have the same inspection rights as are permitted shareholders of a Massachusetts corporation under Massachusetts corporate law. Currently, each shareholder of a Massachusetts corporation is permitted to inspect the records, accounts and books of a corporation for any legitimate business purpose.
Shareholder Liability. Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable for the obligations of such Massachusetts business trust. Muni Funds' Declaration of Trust, however, disclaims shareholder liability for acts or obligations of Muni Funds and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by Muni Funds.
The Declaration of Trust also provides for indemnification out of the property of Muni Funds for all losses and expenses of any shareholder held personally liable for the obligations of Muni Funds.
Shares of the National Portfolio issued to Shepmyers' shareholders will be validly issued, fully paid and nonassessable when issued, transferable without restrictions and will have no preemptive rights.
Shepmyers
General. Shepmyers is a diversified closed-end management investment company under the 1940 Act.
Shepmyers was organized as a corporation on December
20, 1932 under the laws of the Commonwealth of Pennsylvania and elected to become a closed-end management investment company on December 29, 1977.
Shepmyers is governed by its Articles of Incorporation and By-Laws, and its operations are subject to oversight by its Board of Directors. Shepmyers is governed by Pennsylvania state law and federal law.
Stock. Shepmyers' Articles of Incorporation provide that it is authorized to issue 2,000,000 shares of Common Stock, $.50 par value. Holders of Shepmyers' Common Stock have no preemptive rights.
Directors. The By-laws of Shepmyers provide that there shall be nine Directors, and each Director is elected for a term of one year, and until his or her successor shall be elected and shall qualify.
Vacancies on the Board of Directors may be filled by the Directors remaining in office until the next succeeding annual election or until a successor is chosen. The Board of Directors has all of the powers and authority granted by law to the Fund (except as to certain matters specifically provided by law or by the Fund's By-laws) and has the power to do all lawful things which the Board believes are expedient in the management of the Fund.
Voting Rights. Shepmyers holds annual
shareholders' meetings for the purpose of electing
Directors and for the transaction of other business as may be properly brought before the meeting. A special meeting of Shepmyers' shareholders may be called by the Board of Directors, the President or by shareholders holding at least 20% of Shepmyers' outstanding shares. On each matter submitted to a vote of Shepmyers shareholders, each shareholder is entitled to one vote for each whole share owned in the shareholder's name on Shepmyers' books. Except as otherwise required by Pennsylvania law, Shepmyers' By-laws provide that for matters requiring a majority shareholder vote, a majority of votes cast by shares represented in person or by proxy and entitled to vote at a meeting of shareholders at which a quorum is present shall decide such matter.
Dissolution. In the event of the dissolution of Shepmyers, the shareholders of Shepmyers are entitled to receive, after Shepmyers has made arrangements to pay all claims and obligations in accordance with Pennsylvania law, any remaining assets. The assets so distributed to shareholders of Shepmyers will be distributed among the shareholders in proportion to the number of shares held by them and recorded on the books of Shepmyers.
Liability of Directors. The By-laws of Shepmyers provide that each director or officer, whether or not then in office, shall be indemnified against all costs and expenses reasonably incurred by or imposed upon him or her in connection with or arising out of any action, suit, or proceeding in which he or she may be involved by reason of his or her being or having been a director or officer of the corporation, such expenses to include the cost of reasonable settlements
(other than amounts paid to the corporation itself) made with a view to curtailment of costs of litigation. Shepmyers shall not, however, indemnify any director or officer with respect to matters as to which he or she may be finally adjudged in any such action, suit, or proceeding to have acted with willful misconduct or recklessness in respect of the act or failure to act that gave rise to the action, suit or proceeding. The foregoing right of indemnification shall not be exclusive of other rights to which any director or officer may be entitled as a matter of law.
Rights of Inspection. Under Pennsylvania corporate law, each Shepmyers shareholder has the right, upon written verified demand to inspect, for any proper purpose, Shepmyers' stock register, books and records of account, and records of the proceedings of the incorporators, shareholders and directors and to make copies and extract therefrom.
Shareholder Liability. Under Pennsylvania law, shareholders of a Pennsylvania corporation may be held personally liable for unpaid shares subscribed for and/or held by such shareholder. Shareholders of a dissolved corporation may also be liable for certain claims against a dissolved corporation if certain
Pennsylvania law dissolution procedures were not followed, but only to the extent of amounts distributed to such shareholder in dissolution or to the extent of the shareholder's pro rata share of the claim, whichever is less.
The foregoing is only a summary of certain characteristics of the operations of the National
Portfolio and Shepmyers. The foregoing is not a complete description of the documents cited.
Shareholders should refer to the provisions of the trust and corporate documents and Massachusetts and Pennsylvania law governing the National Portfolio and Shepmyers, respectively, for a more thorough description.
Federal Income Tax Consequences
The Reorganization is conditioned upon the receipt by both Shepmyers and Muni Funds, on behalf of the National Portfolio, of an opinion from Willkie
Farr & Gallagher, each dated the Closing Date, substantially to the effect that, based upon certain facts, assumptions and representations of the parties
[including the principal shareholders of Shepmyers] for Federal income tax purposes: (i) the transfer to the National Portfolio of all or substantially all of the assets of Shepmyers in exchange for Shares and the assumption by the National Portfolio of all of the stated liabilities of Shepmyers, followed by the distribution of such Shares to Shepmyers' shareholders in exchange for their shares of Shepmyers in complete liquidation of Shepmyers, will constitute a "reorganization" within the meaning of Section
368(a)(1) of the Code, and the National Portfolio and Shepmyers will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by Shepmyers upon the transfer of all or substantially all of its assets to the National Portfolio in exchange solely for Shares and the assumption by the National Portfolio of all of the stated liabilities of Shepmyers, or upon the distribution of Shares to the shareholders of Shepmyers; (iii) the basis of the assets of Shepmyers in the hands of the National Portfolio will be the same as the basis of such assets of Shepmyers immediately prior to the transfer; (iv) the holding period of the assets of Shepmyers in the hands of the National Portfolio will include the period during which such assets were held by Shepmyers; (v) no gain or loss will be recognized by the National Portfolio upon the receipt of the assets of Shepmyers in exchange for Shares and the assumption by the National
Portfolio of all of the stated liabilities of Shepmyers; (vi) no gain or loss will be recognized by the shareholders of Shepmyers upon the receipt of Shares solely in exchange for their shares of Shepmyers as part of the transaction; (vii) the aggregate basis of Shares received by a shareholder of Shepmyers will be the same as the aggregate basis of the shares of Shepmyers exchanged therefor; and (viii) the holding period of Shares received by a shareholder of Shepmyers will include the holding period during which the shares of Shepmyers exchanged therefor were held, provided that at the time of the exchange the shares of Shepmyers were held as capital assets by the shareholder.
While neither Shepmyers nor Muni Funds is aware of any adverse state or local tax consequences of the proposed Reorganization, they have not requested any ruling or opinion with respect to such consequences and shareholders may wish to consult their own tax adviser with respect to such matters. The dividend(s) required by the Plan to be declared and distributed by Shepmyers to its shareholders prior to the Closing of the Reorganization will be taxable or tax exempt, as the case may be, to Shepmyers' shareholders in the same manner as if the Reorganization had not been contemplated or entered into by Shepmyers and Muni
Funds.
Liquidation and Termination of Shepmyers
If the Reorganization is effected, Shepmyers will be liquidated and terminated as a diversified closed-end management investment company and dissolved as a corporation under Pennsylvania law.
 Portfolio Securities
            If the Reorganization is effected, SSB
Citi will analyze and evaluate the portfolio securities of Shepmyers being transferred to the National Portfolio. Consistent with the National
Portfolio's investment objective and policies, any restrictions imposed by the Code and the best interests of the National Portfolio's shareholders
(including former Shepmyers shareholders), SSB Citi will determine the extent and duration that Shepmyers' portfolio securities will be maintained by the National Portfolio. It is not currently anticipated that there would be a significant rebalancing of Shepmyers' portfolio securities following the consummation of the Reorganization.
Subject to market conditions at the time of any such rebalancing, the disposition of Shepmyers' portfolio securities may result in a capital gain or loss. The actual tax consequences of any disposition of portfolio securities will vary depending upon the specific security(ies) being sold. To the extent securities in Shepmyers' portfolio are disposed of prior to the Reorganization, the tax consequences and other costs and expenses associated with such disposition will be borne solely by Shepmyers and its shareholders.
Portfolio Turnover
The portfolio turnover rate for the National
Portfolio (i.e., the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio) (excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less), for the year ended
March 31, 1999 was 61%. The portfolio turnover rate for Shepmyers for the year ended December 31, 1999 was 18 %.
Capitalization and Performance
Pro Forma Capitalization (unaudited)
The following table sets forth the unaudited capitalization of the National Portfolio and Shepmyers as of December 31, 1999 as adjusted giving effect to the Reorganization discussed herein. Due to the net asset value of Shepmyers being less than ten percent of the National Portfolio's value, pro forma financial statements were not required to be and have not been prepared for inclusion in the Statement of Additional
Information filed in connection with the Reorganization.



National
Portfolio


Shepmyers

Pro Forma
Adjustment
s
National
Portfolio
Combined'


(Actual)

(Actual)


Net Assets........................
$456,463,1
47
$14,796,48
8
$105,966
$471,365,6
01
Net Asset Value Per
Share....
$12.71
$19.26
----------
$12.71
Shares
Outstanding.............
35,914,586
768,238
395,904
37,078,728


(1)	Assumes the Reorganization had been consummated on
December 31, 1999 and is for information purposes only. No assurance can be given as to how many shares of the National Portfolio will be received by shareholders of Shepmyers on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the National Portfolio that actually will be received on or after such date.

PERFORMANCE

			 Total return is a measure of the
change in value of an investment in a fund over the
period covered, which assumes that any dividends or
capital gains distributions are automatically
reinvested in shares of the fund rather than paid to
the investor in cash. The formula for total return
used by a fund is prescribed by the SEC and includes
three steps: (1) adding to the total number of shares
of the fund that would be purchased by a hypothetical
$1,000 investment in the fund all additional shares
that would have been purchased if all dividends and
distributions paid or distributed during the period
had been automatically reinvested; (2) calculating the
redeemable value of the hypothetical initial
investment as of the end of the period by multiplying
the total number of shares owned at the end of the
period by the net asset value per share on the last
trading day of the period; and (3) dividing this
account value for the hypothetical investor by the
amount of the initial investment, and annualizing the
result for periods of less than one year.  Total
return may be stated with or without giving effect to
any expense limitations in effect for a fund.
The following table reflects the average annual
total return for the 1, 5 and 10-year (or since
inception) periods ending December 31, 1999, and the
30-day SEC yield for the National Portfolio as of
December 31, 1999:
Average Annual Total
Return:
Shepmyers
National Portfolio
1-year
            (0.38)%
1.45%
5-year
             4.44%
5.43%
10-year / since
inception
             4.92%
7.76% (1)



(1) Since inception on April 4, 1994


For the calendar years ended December 31, 1997, 1998, and 1999, Shepmyers had total returns of
- 0.38%, 5.24%, and 5.09%, respectively. Shepmyers paid dividends totaling $1.009674 per share in the calendar year ended December 31, 1997, $0.9315 per share in the calendar year ended December 31, 1998, and $0.9497 per share in the calendar year ended
December 31, 1999. During the same periods, the National Portfolio and had total returns of 6.94%, 3.67% and 2.26%, respectively and paid per share dividends of *1 $.7333 , *2 $.9713 and *3 $0.8735, respectively.
*1 Includes cap. gain dvd. Of 0.00073 per share.
*2 Includes cap. gain dvd. Of 0.1853 per share.
*3 Includes cap. Gain dvd. Of 0.0725 per share.

Additional Information about the National Portfolio and Shepmyers
As noted above, additional information about
Shepmyers, the National Portfolio of Muni Funds and the Reorganization has been filed with the SEC and may be obtained without charge by writing to Shepmyers
Investment Company, P.O. Box 339, Hanover,
Pennsylvania 17331 or by calling (717) 637 - 8931 and asking for Mrs. Kuhn.
Shepmyers and Muni Funds are subject to the informational requirements of the Securities Exchange
Act of 1934, as amended, and the 1940 Act, and in accordance therewith file reports, proxy material and/or other information about the applicable Fund with the Securities and Exchange Commission.
Such reports, proxy material and/or other information can be inspected and copied at the Public
Reference Room maintained by the Securities and Exchange Commission at 450 Fifth Street, N.W.,
Washington, D.C. 20549. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services,
Securities and Exchange Commission, 450 Fifth Street,
N.W., Washington, D.C. 20549 at prescribed rates and without charge from Shepmyers or Muni Funds at the addresses set forth above.


The Board Members of Shepmyers Recommend that the Shareholders of the Fund Vote in Favor of this Proposal.
ADDITIONAL INFORMATION
General
The majority of the cost of preparing, printing and mailing the enclosed proxy card and Proxy
Statement/Prospectus and all other costs incurred in connection with the solicitation of proxies, including any additional solicitation made by letter, telephone or telegraph, will be paid by Shepmyers. In addition to solicitation by mail, certain officers, employees and representatives of Shepmyers and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies personally.
To participate in the Special Meeting, the shareholder may submit the proxy card originally sent with the Proxy Statement/Prospectus or attend in person. Any proxy given by a shareholder is revocable until voted at the Special Meeting.
Other Matters to come before the Special Meeting
No Board member is aware of any matters that will be presented for action at the Special Meeting other than the matters set forth herein. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their best judgment in the interest of Shepmyers.
Please complete, sign and return the enclosed proxy card promptly. No postage is required if mailed in the United States.

INDEX OF EXHIBITS AND APPENDICES
Exhibit A:  Form of Agreement and Plan of
Reorganization




	Prospectus of the National Portfolio dated July 29,1999 is incorporated by reference to Muni Funds N-1A Registration
Statement

 PART B

INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2000

AQUISTION OF THE ASSETS OF

SHEPMYERS INVESTMENT COMPANY
Post Office Box 339
Hanover, Pennsylvania
(717) 637 - 8931

By and in Exchange for Shares of

THE NATIONAL PORTFOLIO
("National Portfolio")
a series of
SMITH BARNEY MUNI FUNDS
388 Greenwich Street
New York, New York   10013
(212) 816 - 6474

     This Statement of Additional Information, relating specifically to the proposed transfer of all or substantially all of the assets of Shepmyers to the National Portfolio, a series of Muni Funds in exchange for Class A shares of the National Portfolio and the assumption by the National Portfolio of stated liabilities of Shepmyers, consists of this cover page and the following described documents, each of which accompanies this statement of Additional Information and is incorporated herein by reference.

1. Statement of Additional Information for the National
Portfolio, dated July 29, 1999.

2. Annual Report of the National Portfolio for the year ended March 31, 1999.

3. Annual Report of Shepmyers for the year ended December
31, 1999.

This Statement of Additional Information is not a prospectus. A combined Prospectus/Proxy Statement, dated February 28, 2000, relating to the above referenced matter may be obtained without charge by calling or writing Shepmyers or the National Portfolio at the applicable telephone number or address set forth above. This Statement of Additional Information should be read in conjunction with the combined Prospectus/Proxy Statement.


FINANCIAL STATEMENTS

     The Annual Report of the National Portfolio for the year ended March 31, 1999 and the Annual Report of Shepmyers for the year ended December 31, 1999, each including audited financial statements, notes to the financial statements and report of the independent auditors, are incorporated by reference herein. To obtain a copy of the Annual Reports without charge, please call Shepmyers at (800) 451 - 2010, and the National Portfolio at
(800) as applicable.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)
(NOT REQUIRED)

PART C

OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

     Reference is made to ARTICLE V of Registrant's Declaration of Trust for a complete statement of its terms. Section 5.2 of ARTICLE V provides: "No Trustee,officer, employee or agent of the Trust shall be liable to the Trust, its
Shareholders, or to any Shareholder, Trustee, officer, employee or agent thereoffor any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust)except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties."

ITEM 16.  EXHIBITS

     1. (a) Restated Declaration of Trust dated as of April 23, 1986 is incorporated herein by reference to Exhibit 1 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 2-99861).

          (b)  Instrument of the Trustees Establishing and
Designating Classes of Shares of Certain Series of the Trust is incorporated herein by reference to
Exhibit 1(b) to Post-Effective Amendment No. 24 on Form N-1A.

          (c) Instrument of the Trustees, dated June 12, 1998, establishing and designating classes of certain series of the Trust is incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 40 on Form N-1A.

     2.   Bylaws of the Trust are incorporated by reference to
Exhibit 2 to Pre-Effective Amendment No. 2 on Form N-1A.

     3.   Not applicable.

     4. Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A.

     5.   Not applicable.

     6.   (a)  Management Agreement between the National Portfolio
& MutualManagement Corp. is incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 18 on Form N-1A.

          (b)  Management Agreement between the Limited Term
Portfolio and Mutual Management Corp. is incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 18 on Form N-1A.


          (c) Management Agreement between the New York Portfolio and Mutual Management Corp. is incorporated by reference to Exhibit 5(e) to Post-Effective Amendment No. 18 on Form N-1A.

          (d) Management Agreement between the Florida Portfolio and Mutual Management Corp. is incorporated by reference to Exhibit (5)(h) to Post-Effective Amendment No. 16 on Form N-1A.

          (e) Management Agreement between the Georgia Portfolio and Mutual Management Corp. is incorporated by reference to Exhibit 5(m) to Post-Effective Amendment No. 27 on Form N-1A.

          (f)  Management Agreement between the Pennsylvania
Portfolio and Mutual Management Corp. is incorporated by reference to Exhibit 5(q) to Post-Effective Amendment No. 27 on Form N-1A.

          (g)  Form of Management Agreement between California
Money Market Portfolio (and New York Money Market Portfolio) and Mutual Management Corp. is incorporated by reference to Exhibit 5(s) to Post-Effective
Amendment No. 34 on Form N-1A.

     7. (a) Distribution Agreement between Registrant and Smith Barney,Harris Upham & Co. Incorporated is incorporated by reference to
Exhibit 6 to Post-Effective Amendment No. 7 on Form N-1A.

          (b)  Distribution Agreement between Registrant and
CFBDS, Inc. is incorporated by reference to Exhibit e.2 to Post-Effective Amendment No. 41 on Form N-1A.

          (c)  Broker Dealer Contract between the Mutual
Management Corp. and CFBDS, Inc. is incorporated by reference to Exhibit e.2. to Post-Effective Amendment No. 41 on Form N-1A.

     8.   Not applicable.

     9.   Custodian Agreement between Registrant and Provident
National Bank is incorporated by reference to Exhibit 8 to Pre-Effective Amendment No. 1 on Form N-1A.

     10. (a) Plan of Distribution pursuant to Rule 12b-1 on behalf of the California Money Market Portfolio is incorporated by reference to
Exhibit 15 to Post-Effective Amendment No. 21 on Form N-1A.

          (b) Plan of Distribution pursuant to Rule 12b-1 on behalf of the Georgia Portfolio is incorporated by reference to
Exhibit 15(f) to
Post-Effective Amendment No. 27 on Form N-1A.

          (c) Plan of Distribution pursuant to Rule 12b-1 on behalf of the Pennsylvania Portfolio is incorporated by reference to Exhibit 15(j) to Post-Effective Amendment No. 27 on Form N-1A.


          (d) Form of Plan of Distribution pursuant to Rule 12b-1 on behalf of Class A shares of each Portfolio, except the California Money Market and the NewYork Money Market Portfolios is incorporated by reference to
Exhibit 15(n) to
Post-Effective Amendment No. 34 on Form N-1A.

          (e) Form of Amended and Restated Shareholder Services and
Distribution Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit m.5 to Post-Effective Amendment No. 41 on Form N-1A.

          (f) Amended and Restated Plan pursuant to Rule 18f-3 is incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 40 on Form N-1A.

     11.  Form of Opinion and Consent of Willkie Farr & Gallagher.
Filedherewith.

     12.  (a)  Form of Opinion and Consent of Willkie Farr &
Gallagher supporting the tax matters and consequences to shareholders discussed in theprospectus. Filed herewith.

          (b)  Form of Opinion and Consent of  Willkie Farr &
Gallagher and Drinker Biddle & Reath supporting the tax matters and consequences to shareholders discussed in the prospectus.
Filed herewith.

     13.  Transfer Agency Agreement between Registrant and
Provident Financial Processing Corp. is incorporated by reference to
Exhibit 9 to Post-Effective
Amendment No. 12 on Form N-1A.

     14.  (a)  Consent of KPMG LLP.  Filed herwith

(b) Consent of Beard & Company Inc. Filed herewith.

(c) Consent of Ernst & Young Filed herewith

     15. Schedule of Computation of Performance Quotations is incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 5 on Form N-1A.

     16. Powers of Attorney. (Incorporated by reference to Post-Effective Amendment No. 41 of Registrant's filing on Form N-1A.)

     17.  Form of proxy card.  Filed herewith.

ITEM 17.  UNDERTAKINGS

          (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities
Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.





SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 28th day of February, 2000.

                                    SMITH BARNEY MUNI FUNDS

                                    By:  /s/ Heath B. McLendon
                                         -------------------------
-------------
                                         Heath B. McLendon
                                         President and Chief
Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                    TITLE  		DATE


/s/ Heath B. McLendon       President, Chief Executive  February 28, 2000
--------------------- 	Officer and
                        Trustee
Heath B. McLendon

/s/ Lee Abraham*        Trustee  	February 28, 2000
-------------------------------------
Lee Abraham

/s/ Allan J. Bloostein*          Trustee  February 28, 2000
Allan J. Bloostein

/s/ Jane F. Dasher*         	Trustee     February  28, 2000
-------------------------------------
Jane F. Dasher

/s/ Donald R. Foley*       Trustee   February 28, 2000
-------------------------------------
Donald R. Foley

/s/ Paul Hardin III*        Trustee   	February  28, 2000
-------------------------------------
Paul Hardin III

/s/ Richard E. Hanson*                Trustee 	February  28, 2000
-------------------------------------
Richard E. Hanson

/s/ Roderick C. Rasmussen*           Trustee       February 28, 2000
-------------------------------------
Roderick C. Rasmussen

/s/ John P. Toolan*               Trustee   	February 28, 2000
-------------------------------------
John P. Toolan

/s/ Lewis E. Daidone    Senior Vice President    February 28, 2000
----------------      	and Treasurer
Lewis E. Daidone

*By: /s/ Christina T. Sydor    Secretary    February 28, 2000
     --------------------------------
     Christina T. Sydor
     Pursuant to Power of Attorney





                                 Exhibit Index


Exhibit                                Description
-------                                -----------

4			Form of Agreement and Plan of Reorganization
(Exhibit A)

11			Form of Opinion and consent of Willkie, Farr and
Gallagher, counsel to
National Portfolio

12(a)			Form of Opinion and consent of Willkie, Farr and
Gallagher, tax
counsel to National Portfolio

12(b) 	Form of Opinion and consent of  Drinker Biddle &
Reath tax counsel to
Shepmeyers

14(a)			Consent of KPMG LLP

14(b)			Consent of Beard & Company Inc.

14(c)			Consent of Ernst and Young

17                                    Form of proxy card